Trade and other payables - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [Abstract]
Trade payables	$ 3,272	$ 3,410
Trade payables subject to early settlement election
Disclosure of financial liabilities [Abstract]
Trade payables	$ 819	$ 782